Lease - Operating lease expenses and short-term lease expenses reported in the consolidated statements of comprehensive income related to the Group's leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease
Operating lease expenses	$ 2,985,665	$ 2,313,802
Short-term lease expenses	$ 508,791	$ 378,830